Other Current Liabilities (Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Current Liabilities [Abstract]
Accrued employee compensation and related benefits	$ 6,546		$ 5,478
Accrued expenses	2,291		2,076
Commisions	2,040		1,895
Advances from customers and deferred revenues	1,985		1,843
Accrued warranty costs	1,304		1,150
Government institutions	992		864
Current maturities of contingent consideration	268	[1]	335	[1]
Current maturities of OCS liability	159	[1]	209	[1]
Total other current liabilities	$ 15,585		$ 13,850

[1]	See also Note 14 - Other long-term liabilities